Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 13,117	$ 13,836	$ 83,096